Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	¥11,503	¥(11,098)	¥(95,574)	¥(1,011)	¥(96,180)

Net unrealized gains on investment in securities, net of tax of ¥(3,151) million	7,442				7,442
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,294)			(3,294)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(1,392)		(1,392)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥457 million				(989)	(989)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Total other comprehensive income(loss)	5,121	(3,247)	(1,392)	(1,170)	(688)

Transaction with noncontrolling interests	0	0	20	0	20

Other Comprehensive Income Attributable to the Noncontrolling Interest	479	(2)	(979)	(15)	(517)

Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	(315)	0	(315)

Balance at March 31, 2012	16,145	(14,343)	(95,692)	(2,166)	(96,056)

Net unrealized gains on investment in securities, net of tax of ¥(8,206) million	17,955				17,955
Reclassification adjustment included in net income, net of tax of ¥1,997 million	(4,625)				(4,625)
Defined benefit pension plans, net of tax of ¥(2,589) million		4,511			4,511
Reclassification adjustment included in net income, net of tax of ¥(138) million		248			248
Foreign currency translation adjustments, net of tax of ¥(5,254) million			47,428		47,428
Reclassification adjustment included in net income, net of tax of ¥(1,971) million			3,551		3,551
Net unrealized losses on derivative instruments, net of tax of ¥288 million				(556)	(556)
Reclassification adjustment included in net income, net of tax of ¥(328) million				824	824

Total other comprehensive income(loss)	13,330	4,759	50,979	268	69,336

Transaction with noncontrolling interests	0	2	87	0	89

Other Comprehensive Income Attributable to the Noncontrolling Interest	501	1	3,735	(7)	4,230

Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	5,224	0	5,224

Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)

Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)

Net unrealized gains on investment in securities, net of tax of ¥(9,529) million	18,566				18,566
Reclassification adjustment included in net income, net of tax of ¥4,225 million	(7,963)				(7,963)
Defined benefit pension plans, net of tax of ¥(1,548) million		3,850			3,850
Reclassification adjustment included in net income, net of tax of ¥91 million		(278)			(278)
Foreign currency translation adjustments, net of tax of ¥(1,739) million			35,366		35,366
Reclassification adjustment included in net income, net of tax of ¥(17) million			1,503		1,503
Net unrealized gains on derivative instruments, net of tax of ¥(31) million				572	572
Reclassification adjustment included in net income, net of tax of ¥(298) million				915	915

Total other comprehensive income (loss)	10,603	3,572	36,869	1,487	52,531

Other Comprehensive Income Attributable to the Noncontrolling Interest	926	213	10,998	30	12,167

Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	4,099	0	4,099

Balance at March 31, 2014	¥38,651	¥(6,228)	¥(31,987)	¥(434)	¥2

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2014 are as follows:

	March 31, 2014
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥10,902	Brokerage commissions and net gains on investment securities
Sales of investment securities	3,262	Life insurance premiums and related investment income
Amortization of investment securities	858	Interest on loans and investment securities
Amortization of investment securities	(532)	Life insurance premiums and related investment income
Others	(2,302)	Write-downs of securities and other

	12,188	Total before tax
	(4,225)	Tax expenses or benefits

	¥7,963	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,262	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(837)	See Note 17 “Pension Plans”
Amortization of transition obligation	(56)	See Note 17 “Pension Plans”

	369	Total before tax
	(91)	Tax expenses or benefits

	¥278	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(1,520)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,520)	Total before tax
	17	Tax expenses or benefits

	¥(1,503)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥39	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	773	Foreign currency transaction loss
Foreign currency swap agreements	(2,025)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss

	(1,213)	Total before tax
	298	Tax expenses or benefits

	¥(915)	Net of tax